NEW ACCOUNTING STANDARDS AND INTERPRETATIONS NOT YET APPLIED (Details) - Interest rate risk - USD ($)	Jan. 03, 2021	Dec. 29, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	$ 800,000,000
Cash flow hedges
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	275,000,000
Floating-to-fixed interest rate swap, maturing on June 17, 2021 | Cash flow hedges
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	150,000,000	$ 150,000,000
IFRS 9 | Cash flow hedges
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	800,000,000
IFRS 9 | Floating-to-fixed interest rate swap, maturing on June 17, 2021 | Cash flow hedges
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Notional amount	$ 275,000,000